Segment Information (Product Category Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Net sales	$ 1,280,986	$ 1,344,777	$ 1,301,984
Consumables and related revenues
Revenue from External Customer [Line Items]
Net sales	1,114,580	1,172,728	1,140,203
Instrumentation
Revenue from External Customer [Line Items]
Net sales	$ 166,406	$ 172,049	$ 161,781